Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, net
Property, plant and equipment, gross	$ 11,043	$ 10,258
Accumulated depreciation	(6,121)	(5,902)
Total property, plant and equipment, net	4,922	4,356
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	155	181
Accumulated depreciation	(83)	(92)
Total capital lease assets, net	72	89
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	660	545	501
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,648	3,440
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	80	105
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	6,847	6,371
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	75	76
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 548	$ 447